RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
May 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 11 － RELATED PARTY BALANCES AND TRANSACTIONS

Amounts due to related parties consisted of the following:

	As of May 31,
	2026	2025
	$’000	$’000
Due to related parties*
- Inneova Engineering Pte Ltd(1)	4	-
- KDS Steel Pte. Ltd(2)	-	3

	4	3

(1)	Inneova Engineering Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng, who also owns 50% of E U Holdings, a 41.5% shareholder of the Company.
(2)	KDS Steel Pte Ltd is a company incorporated in Singapore and previously owned by E U Holdings Pte. Ltd. E U Holdings Pte. Ltd. divested KDS Steel Pte Ltd to a 3rd party company on July 22, 2025.

*	The amounts are unsecured, interest-free and payable on demand.

In the ordinary course of business, during the financial years ended May 31, 2026, 2025 and 2024, the Company was involved in certain transactions, both at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Nature of transactions

KDS Steel Pte Ltd(1)
- Logistics services	52	1,209	802
- Utilities	6	69	71

E U Holdings Pte. Ltd.(2)
- Management fees	-	90	267
- Professional fees	-	664	-

INNEOVA Industrial Pte Ltd(3)
- Sales	-	1	1
- Upkeep of machinery	11	-	*
- Upkeep of motor vehicles	-	-	*

*	The figures are insignificant.

These related parties are controlled by the common shareholders of the Company.

(1)	KDS Steel Pte Ltd was previously owned by E U Holdings Pte Ltd and was divested to a 3rd party company by E U Holdings Pte Ltd on July 22, 2025.
(2)	E U Holdings Pte. Ltd. is a 41.5% shareholder of JBDI Holdings Limited and is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(3)	INNEOVA Industrial Pte Ltd (f.k.a Filtec Private Limited) is a company incorporated in Singapore and indirectly owned by Soon Aik Global Pte Ltd. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.